UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     February 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $55,724 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      887    15390 SH       SOLE                    15390        0        0
AMGEN INC                      COM              031162100     4999    91050 SH       SOLE                    91050        0        0
APACHE CORP                    COM              037411105     2599    21800 SH       SOLE                    21800        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3297   127250 SH       SOLE                   127250        0        0
CONOCOPHILLIPS                 COM              20825c104     3520    51684 SH       SOLE                    51684        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1716    21860 SH       SOLE                    21860        0        0
DOMINION RES INC VA NEW        COM              25746U109      333     7800 SH       SOLE                     7800        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3070   172388 SH       SOLE                   172388        0        0
EL PASO CORP                   COM              28336L109      432    31395 SH       SOLE                    31395        0        0
INTEL CORP                     COM              458140100      314    14925 SH       SOLE                    14925        0        0
ISHARES INC                    MSCI HONG KONG   464286871      689    36400 SH       SOLE                    36400        0        0
ISHARES INC                    MSCI JAPAN       464286848     2235   204900 SH       SOLE                   204900        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2656   170065 SH       SOLE                   170065        0        0
ISHARES TR                     S&P500 GRW       464287309     6690   101900 SH       SOLE                   101900        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109u104      135    15000 SH       SOLE                    15000        0        0
MEDTRONIC INC                  COM              585055106     1330    35850 SH       SOLE                    35850        0        0
MERCK & CO INC NEW             COM              58933y105     3030    84065 SH       SOLE                    84065        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1358    57900 SH       SOLE                    57900        0        0
NEWS CORP                      CL B             65248E203      415    25300 SH       SOLE                    25300        0        0
PARKER DRILLING CO             COM              701081101       67    14655 SH       SOLE                    14655        0        0
PFIZER INC                     COM              717081103     1163    66415 SH       SOLE                    66415        0        0
PROCERA NETWORKS INC           COM              74269u104        6    10000 SH       SOLE                    10000        0        0
PROSHARES TR                   PSHS ULSHRUS2000 74347r834      232    18500 SH       SOLE                    18500        0        0
PROSHARES TR                   REAL EST NEW     74347x583      285    15700 SH       SOLE                    15700        0        0
ROWAN COS INC                  COM              779382100      262     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4672    68450 SH       SOLE                    68450        0        0
TECO ENERGY INC                COM              872375100     1873   105200 SH       SOLE                   105200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      352    11450 SH       SOLE                    11450        0        0
TRANSCANADA CORP               COM              89353d107      475    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1045    28950 SH       SOLE                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     3517   152100 SH       SOLE                   152100        0        0
WAL MART STORES INC            COM              931142103     2070    38381 SH       SOLE                    38381        0        0